Restricted Net Assets (Narrative) (Detail) (USD $)	May 31, 2012	May 31, 2011
Restricted Net Assets [Line Items]
Restricted net assets	$ 177,194	$ 159,253
Variable Interest Entities [Member] | Paid-in Capital and Statutory Reserves [Member]
Restricted Net Assets [Line Items]
Restricted net assets	135,517	119,652
Wholly Owned Subsidiaries [Member] | Paid-in Capital and Statutory Reserves [Member]
Restricted Net Assets [Line Items]
Restricted net assets	$ 41,677	$ 39,601